UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Karsch Capital Management, LP

Address:  110 East 59th Street
          22nd Floor
          New York, NY 10022

13F File Number: 28-10078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Karsch
Title:  Principal
Phone:  (212) 507-9782


Signature, Place and Date of Signing:


/s/ Michael A. Karsch              New York, NY                    11/14/05
----------------------       ------------------------        -------------------
     [Signature]                 [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           3

Form 13F Information Table Entry Total:     62

Form 13F Information Table Value Total:  $2,179,175
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number            Name

1.      28-10580                        Karsch Associates, LLC
2.      28-10579                        Karsch Capital II, LP
3.      28-10586                        Karsch Capital, Ltd.
----    -------------------             -------------------------------



                                                    FORM 13F INFORMATION TABLE
                                                  KARSCH CAPITAL MANAGEMENT, L.P.
                                                        September 30, 2005



COLUMN 1                           COLUMN  2      COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8


                                                                VALUE   SHRS OR   SH/ PUT/  INVSTMT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS   CUSIP      (X$1000) PRN AMT   PRN CALL  DISCRETN  MGRS   SOLE     SHARED   NONE
--------------                     --------------   -----      -------- -------   --- ----  --------  ----   ----     ------   ----
ACTIVISION  INC                    COM NEW          004930202   16,560    809,781 SH        SOLE       0       809,781  0      0
ALAMOSA HLDGS INC                  COM              011589108   28,758  1,680,775 SH        SOLE       0     1,680,775  0      0
ALTRIA GROUP INC                   COM              02209s103   37,740    512,000 SH        SOLE       0       512,000  0      0
AMERICAN TOWER CORP                CL A             029912201   41,561  1,665,763 SH        SOLE       0     1,665,763  0      0
AMERITRADE HLDG CORP NEW           COM              03074k100    2,119     98,681 SH        SOLE       0        98,681  0      0
AVON PROD INC                      COM              054303102   10,106    374,300 SH        SOLE       0       374,300  0      0
BEAR STEARNS COS INC               COM              073902108   19,755    180,000 SH        SOLE       0       180,000  0      0
BORDERS GROUP INC                  COM              099709107    2,217    100,000 SH        SOLE       0       100,000  0      0
CENTEX CORP                        COM              152312104   12,709    196,800 SH        SOLE       0       196,800  0      0
SCHWAB CHARLES CORP NEW            COM              808513105   53,218  3,688,000 SH        SOLE       0     3,688,000  0      0
CIRCUIT CITY STORES INC            COM              172737108    2,574    150,000 SH        SOLE       0       150,000  0      0
CROWN HOLDINGS INC                 COM              228368106   66,881  4,195,788 SH        SOLE       0     4,195,788  0      0
DICKS SPORTING GOODS INC           COM              253393102   29,050    964,800 SH        SOLE       0       964,800  0      0
ETRADE FINANCIAL CORP              COM              269246104   51,718  2,938,500 SH        SOLE       0     2,938,500  0      0
FOMENTO ECONOMICO MEXICANO         SPON ADR UNITS   344419106   31,835    455,300 SH        SOLE       0       455,300  0      0
FREESCALE SEMICONDUCTOR INC        COM CL A         35687M107   18,445    787,900 SH        SOLE       0       787,900  0      0
FREESCALE SEMICONDUCTOR INC        CL B             35687M206   17,826    756,000 SH        SOLE       0       756,000  0      0
GAMESTOP CORP                      CL A             36466R101   39,646  1,259,800 SH        SOLE       0     1,259,800  0      0
GAMESTOP CORP                      COM CL B         36466R200   28,404  1,000,500 SH        SOLE       0     1,000,500  0      0
GRUPO AEROPORTUARIO DEL SURE       SPON ADR SER B   40051e202    3,475     87,100 SH        SOLE       0        87,100  0      0
HEWLETT PACKARD CO                 COM              428236103    4,680    160,270 SH        SOLE       0       160,270  0      0
HOUSEVALUES INC                    COM              44183y102    1,256     87,800 SH        SOLE       0        87,800  0      0
INTEGRATED DEVICE TECHNOLOGY INC   COM              458118106   29,896  2,783,612 SH        SOLE       0     2,783,612  0      0
ISHARES TR                         RUSSELL 2000     464287655   19,957    300,610 SH        SOLE       0       300,610  0      0
ISHARES TR                         S&P 100 IDX FD   464287101    4,451     78,500 SH        SOLE       0        78,500  0      0
ISHARES TR                         S&P SMLCAP 600   464287804    5,175     89,600 SH        SOLE       0        89,600  0      0
LAIDLAW INTL INC CM                COM              50730r102   47,935  1,983,250 SH        SOLE       0     1,983,250  0      0
LAS VEGAS SANDS CORP               COM              517834107    1,097     33,340 SH        SOLE       0        33,340  0      0
LAWSON SOFTWARE INC                COM              520780107   15,124  2,179,263 SH        SOLE       0     2,179,263  0      0
LEVEL 3 COMMUNICATIONS INC         COM              52729n100    3,851  1,659,960 SH        SOLE       0     1,659,960  0      0
LIBERTY GLOBAL INC                 COM SER A        530555101   10,457    386,000 SH        SOLE       0       386,000  0      0
LIBERTY GLOBAL INC                 COM SER B        530555309    9,940    386,000 SH        SOLE       0       386,000  0      0
LOEWS CORP                         CAROLNA GP STK   540424207  109,117  2,753,400 SH        SOLE       0     2,753,400  0      0
MICROSOFT CORP                     COM              594918104   32,587  1,266,500 SH        SOLE       0     1,266,500  0      0
NET 1 UEPS TECHNOLOGIES INC        COM NEW          64107n206   15,071    672,200 SH        SOLE       0       672,200  0      0
NII HLDGS INC                      CLB NEW          62913f201   37,437    443,300 SH        SOLE       0       443,300  0      0
OFFICE DEPOT INC                   COM              676220106   65,417  2,202,600 SH        SOLE       0     2,202,600  0      0
OMNICARE INC                       COM              681904108    6,697    119,100 SH        SOLE       0       119,100  0      0
ORACLE CORP                        COM              68389X105   90,287  7,281,200 SH        SOLE       0     7,281,200  0      0
PRECISION DRILLING CORP            COM              74022d100    5,437    110,500 SH        SOLE       0       110,500  0      0
RADIO ONE INC                      CL D NON VTG     75040p405    8,144    619,300 SH        SOLE       0       619,300  0      0
REDBACK NETWORKS INC               COM NEW          757209507    1,931    194,700 SH        SOLE       0       194,700  0      0
REDDY ICE HLDGS INC                COM              75734r105    3,042    148,300 SH        SOLE       0       148,300  0      0
MIDCAP SPDR TR                     UNIT SER 1       595635103   31,671    241,910 SH        SOLE       0       241,910  0      0
TECHNICAL OLYMPIC USA INC          COM              878483106   12,164    465,000 SH        SOLE       0       465,000  0      0
TEMPLE INLAND INC                  COM              879868107   51,496  1,260,600 SH        SOLE       0     1,260,600  0      0
VALERO ENERGY CORP NEW             COM              91913y100   26,680    236,000 SH        SOLE       0       236,000  0      0
WELLCARE HEALTH PLANS INC          COM              94946t106   40,950  1,105,270 SH        SOLE       0     1,105,270  0      0
WILLIAMS COS INC DEL               COM              969457100  156,602  6,251,570 SH        SOLE       0     6,251,570  0      0
WILLIAMS PARTNERS LP               COM UNIT L P     96950f104    1,180     36,300 SH        SOLE       0        36,300  0      0
AUTOZONE INC                       COM              053332102   12,488     150000     CALL  SOLE       0       150,000  0      0
AUTOZONE INC                       COM              053332102   30,386     365000     PUT   SOLE       0       365,000  0      0
BEAR STEARNS COS INC               COM              073902108   94,934     865000     CALL  SOLE       0        865000  0      0
CENTEX CORP                        COM              152312104   20,750     321300     CALL  SOLE       0        321300  0      0
GOLDMAN SACHS GROUP INC            COM              38141G104   64,437     530000     CALL  SOLE       0        530000  0      0
MARSH & MCCLENNAN COS INC          COM              571748102    3,057     100600     CALL  SOLE       0        100600  0      0
VALERO ENERGY CORP NEW             COM              91913Y100   54,269     480000     CALL  SOLE       0        480000  0      0
AVON PRODS INC                     COM              054303102   10,800     400000     PUT   SOLE       0        400000  0      0
ISHARES TR                         RUSSELL 2000     464287655  192,531    2900000     PUT   SOLE       0       2900000  0      0
MIDCAP SPDR TR                     UNIT SER 1       595635103  207,508    1585000     PUT   SOLE       0       1585000  0      0
MERRILL LYNCH & CO INC             COM              590188108   42,332     690000     PUT   SOLE       0        690000  0      0
REYNOLDS AMERICAN INC              COM              761713106   81,360     980000     PUT   SOLE       0        980000  0      0


03407.0004 #617588